INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019
Income Tax Disclosure [Abstract]
Income (loss) before income taxes	$ (1,261,005)	$ 2,104,801
Other-net	(16,158)	(17,397)
Adjusted pre-tax income (loss)	$ (1,277,163)	$ 2,087,404
Statutory rate	21.00%	21.00%
Income tax provision (benefit) at statutory rate	$ (268,204)	$ 438,355
State deferred income taxes (benefit)	(108,000)	134,000
Other-net	21,204	17,645
Income tax provision (benefit)	$ (355,000)	$ 590,000